S000066240 [Member] Investment Strategy - Wasatch Global Select Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in foreign and domestic companies of all market capitalizations.
Under normal market conditions, we will invest the Fund’s assets primarily in equity securities, typically common stock, issued by foreign and domestic companies. The Fund may invest a significant portion of its net assets in companies tied economically to foreign countries. Under normal market conditions, we expect at least 40% of the Fund’s net assets (or 30% if market conditions are deemed not favorable by the Fund’s management) to be invested in non-U.S. securities. Under normal market conditions, the Fund will allocate its assets among multiple countries (one of which may be the United States). We generally consider a non-U.S. security to be a security issued by a company tied economically to one or more foreign countries. We generally consider a company to be tied economically to one or more foreign countries when it is listed on a foreign exchange, or regardless of where it is listed, is legally domiciled in a foreign country, has at least 50% of its assets in a foreign country, or derives at least 50% of its revenues or profits from goods produced or sold, investments made or services provided in one or more foreign countries. The Fund’s investments may be diversified across multiple countries or geographic regions or may be focused on a select geographic region or market.
The Fund may invest a significant amount of its total assets at the time of purchase in securities issued by companies domiciled in emerging markets and frontier markets, which are those countries currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom-up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were industrials, information technology, financials, consumer discretionary, health care, and communication services.
The Fund may invest a large percentage of its assets (greater than 5%) in a particular region or market, including India, Asia (particularly Japan), Europe, and the United Kingdom.
At times, we may invest in early stage companies, which are companies that may be unproven and that may have limited or no earnings history, if we believe they have outstanding long-term growth potential.
The Fund typically seeks to sell a security when the issuing company becomes overvalued relative to our analysis of its intrinsic long-term value.

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were industrials, information technology, financials, consumer discretionary, health care, and communication services.